Stockholders' Equity	1 Months Ended	9 Months Ended
	Mar. 31, 2013	Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

Note 5 – Stockholders’ Equity

Common Stock Authorized

The Company has 500,000,000 shares of common stock authorized, of which 70,000,000 shares were issued and outstanding as of March 31, 2013. During the period ended March 31, 2013, 60,000,000 shares were issued to Anthony Passmore and 10,000,000 shares were issued to Passmore Management Group as founder shares.

Contributed Capital

There was contributed capital from February 21, 2013 to March 31, 2013 of $2,000. On various dates between February 21, 2013 and March 31, 2013, our President, Anthony Passmore paid various invoices on our behalf in the total amount of $2,000. Mr. Passmore does not desire to be repaid, and accordingly the payments have been recognized as contributed capital.

Note 5 – Stockholders’ Equity

Common Stock Authorized

The Company has 500,000,000 shares of common stock authorized, of which 70,000,000 shares were issued and outstanding as of March 31, 2013. During the period ended March 31, 2013, 60,000,000 shares were issued to Anthony Passmore and 10,000,000 shares were issued to Passmore Management Group as founder shares. There were no shares issued during the 9 month period ended December 31, 2013.

Contributed Capital

On various dates between February 21, 2013 and March 31, 2013, our President, Anthony Passmore has funded our working capital requirements by advancing funds on behalf of the Company as discussed in Note 3 above. These advances totaled $15,535 as of December 31, 2013. Of this amount, $2.000 was contributed as of March 31, 2013 and $13,535 as of December 31, 2013. All of the advances were forgiven by Mr. Passmore and accounted for as a contribution to capital.